Nature of the Business - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 45,552	$ 39,811	$ 42,059	$ 37,062	$ 85,363	$ 79,120
Accumulated deficit	755,542				755,542		$ 670,179
Cash and cash equivalents	$ 307,500		$ 216,437		$ 307,500	$ 216,437	$ 382,436